COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending December 31,

2019	$6,248
2020	5,749
2021	5,589
2022	5,930
2023 and thereafter	6,410

Total minimum lease payments *)	$29,926

*)	Minimum payments have been reduced by minimum sublease rental of $1,657 due in the future under non-cancelable subleases.